Expense Example - FidelityHealthSavingsFund-KPRO - FidelityHealthSavingsFund-KPRO - Fidelity Health Savings Fund - Fidelity Health Savings Fund - Class K	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 480